Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2023	Dec. 31, 2022
CURRENT ASSETS
Cash and cash equivalents (Note 6)	$ 40,943,949	$ 56,902,077
Trade receivable (Note 7)	12,000,000
Other assets (Note 8)	2,135,067	3,976,350
Total current assets	55,079,016	60,878,427
NON-CURRENT ASSETS
Investment in associate company (Notes 9 and 10)	0	8,587
Property, plant and equipment	39,868	43,140
Right-of-use assets	83,197	249,601
Intangible assets	3,776	5,836
Total non-current assets	126,841	307,164
TOTAL ASSETS	55,205,857	61,185,591
CURRENT LIABILITIES
Trade payables (Note 11)	6,304,936	12,784,485
Other payables (Note 11)	2,413,569	2,325,038
Lease liabilities - current	68,214	215,671
Current borrowings (Note 12)	13,382,359	7,748,831
Financial liabilities at fair value through profit or loss (Note 20)	2,189,409	90,213
Total current liabilities	24,358,487	23,164,238
NON-CURRENT LIABILITIES
Long-term borrowings (Note 12)	24,476,535	29,656,133
Total non-current liabilities	24,476,535	29,656,133
TOTAL LIABILITIES	48,835,022	52,820,371
EQUITY ATTRIBUTABLE TO STOCKHOLDERS OF THE COMPANY
Ordinary shares (Note 13)	63,700,842	63,019,962
Capital surplus	242,233,536	223,910,955
Accumulated deficits	(299,384,595)	(278,386,749)
Other reserves	(178,948)	(178,948)
Total equity attributable to stockholders of the Company	6,370,835	8,365,220
Equity/(Capital deficiency)	6,370,835	8,365,220
TOTAL LIABILITIES AND EQUITY	$ 55,205,857	$ 61,185,591